BASIS OF PRESENTATION (Tables)	12 Months Ended
Feb. 28, 2023
Basis Of Presentation
Schedule of subsidiaries

Name	Jurisdiction
American Lithium Holdings Corp.	British Columbia, Canada
Big Smoky Holdings, Inc.	Nevada, USA
Tonopah Lithium Corp.	Nevada, USA
Maran Ventures Ltd. (“Maran”)	Nevada, USA
Plateau Energy Metals Inc. (“Plateau”)	Ontario, Canada
Macusani Yellowcake S.A.C. (“Macusani”)	Peru
Macusani Uranium S.A.C.	Peru